Investments - Carrying amounts of other invested assets (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments [Line Items]
Investment real estate	$ 1,868	$ 1,831	$ 2,349
All other investments	591	573	691
Total	10,496	10,418	10,567
Accumulated depreciation on investment in real estate	627	616	493
Total derivatives with related parties
Investments [Line Items]
Total	6	6	11
Fortitude
Investments [Line Items]
All other investments	156	156	100
Private equity funds/hedge funds
Investments [Line Items]
Alternative investments	8,037	8,014	7,527
Hedge Funds
Investments [Line Items]
Total	$ 802	$ 884	$ 1,000
Percentage available for redemption in current fiscal year	77.00%	77.00%	73.00%
Percentage available for redemption in the six years following the current fiscal year	23.00%	23.00%	27.00%
Private equity funds
Investments [Line Items]
Alternative investments	$ 5,279	$ 5,163	$ 4,310
Total	7,200	7,100	6,500
Affordable Housing Partnerships
Investments [Line Items]
Accumulated depreciation on investment in real estate	$ 123	$ 124	$ 123